Operating Leases	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
Lessee, Operating Leases
9. Operating Leases
The Company charters-in vessels from other vessel owners on time-charter-in contracts, whereby the vessel owner provides use and technical operation of the vessel for the Company. A time-charter-in contract is typically for a fixed period of time, although in certain cases the Company may have the option to extend the charter. The Company typically pays the owner a daily hire rate that is fixed over the duration of the charter. The Company is generally not required to pay the daily hire rate for time charters during periods the vessel is not able to operate.

In March 2021, the charter contracts relating to the Suksan Salamander FSO unit were novated to Altera Infrastructure L.P. (or Altera), and the in-charter contract relating to the unit was terminated at the same time. This contract termination resulted in the Company derecognizing the associated right-of-use asset and liability of $29.7 million and $29.5 million, respectively.

For the year ended December 31, 2022, the Company incurred $26.5 million (2021 - $11.3 million) of time-charter expenses related to seven (2021 - eight) time-charter-in contracts with an original term of more than one year, of which $11.4 million (2021 - $3.9 million) was allocable to the lease component and $15.1 million was allocable to the non-lease component. The amounts allocable to the lease component approximate the cash paid for the amounts included in lease liabilities and are reflected as a reduction in operating cash flows for the year ended December 31, 2022. Five of Teekay Tankers' time-charter-in contracts each have an option to extend the charter for an additional one-year term and one of which includes an option to extend the charter for an additional 18-month term. Since it is not reasonably certain that Teekay Tankers will exercise the options, the lease components of the options are not recognized as part of the right-of-use assets and lease liabilities. As at December 31, 2022, the weighted-average remaining lease term and weighted-average discount rate for these time-charter-in contracts were 3.4 years and 6.0%, respectively (2021 - 1.5 years and 4.3%, respectively).

For the year ended December 31, 2022, the Company incurred $0.9 million (2021 - $2.5 million) of time-charter hire expenses related to time-charter-in contracts classified as short-term leases.

During the year ended December 31, 2022, Teekay Tankers chartered in one Aframax / LR2 vessel and one Suezmax vessel for periods of 24 months and 54 months, respectively, which resulted in the Company recognizing right-of-use assets and lease liabilities totaling $39.2 million and $39.2 million, respectively, during 2022. During the year ended December 31, 2022, the Company also agreed to modify two existing lightering support vessel in-charter contracts, which resulted in the Company recognizing right-of-use assets and lease liabilities of $2.1 million and $2.1 million on the lease modification date.

In December 2020, the Company entered into a time charter-in contract for one Aframax / LR2 tanker newbuilding for a period of seven years, with three additional one-year extension options, which was delivered to the Company in the first quarter of 2023. In December 2022, Teekay Tankers entered into another time charter-in contract for one Aframax / LR2 tanker, which was delivered to Teekay Tankers in the first quarter of 2023, for a period of three years, with an option to extend for one additional year. The Company recognized right-of-use assets and lease liabilities of approximately $18.4 million and $20.7 million for the two Aframax / LR2 vessels on their respective lease commencement dates in 2023.

A maturity analysis of the Company’s operating lease liabilities, excluding such amounts related to discontinued operations (see Note 23), from time-charter-in contracts (excluding short-term leases) at December 31, 2022 is as follows:

	Lease Commitment	Non-Lease Commitment	Total Commitment
	$	$	$
Payments
2023	18,776	16,676	35,452
2024	10,810	6,917	17,727
2025	7,980	3,792	11,772
2026	7,980	3,792	11,772
2027	2,929	1,392	4,321
Total payments	48,475	32,569	81,044
Less: imputed interest	(5,032)
Carrying value of operating lease liabilities	43,443
Less: current portion	(16,585)
Carrying value of long-term operating lease liabilities	26,858

As at December 31, 2022, the total minimum commitments to be incurred by the Company under time-charter-in contracts were approximately $53.9 million (2023), $36.0 million (2024), $30.0 million (2025), $18.8 million (2026) and $12.9 million (thereafter), including two Aframax / LR2 tankers that were delivered to the Company in the first quarter of 2023 and commenced a seven-year time charter-in contract and a three-year time charter-in contract, respectively.